Note 7 - Deferred Finance Charges (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred Finance Charges [Abstract]
Deferred Finance Costs, Gross	$ 5,959,350	$ 4,828,675
Amortization of Financing Costs	$ 656,340	$ 425,933	$ 412,138